Segment Reporting - Summary of Revenue Disaggregated by Revenue (Detail) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues		¥ 133,125	$ 18,238	¥ 134,598	¥ 123,675
Operating Segments | Baidu Core
Disaggregation of Revenue [Line Items]
Total revenues		104,712	14,345	103,465	95,431
Operating Segments | iQIYI
Disaggregation of Revenue [Line Items]
Total revenues		29,225	4,004	31,873	28,998
Operating Segments | Online marketing services | Baidu Core
Disaggregation of Revenue [Line Items]
Total revenues		72,972	9,997	75,112	69,522
Operating Segments | Cloud services | Baidu Core
Disaggregation of Revenue [Line Items]
Total revenues	[1]	21,860	2,995	18,718	17,721
Operating Segments | Membership services | iQIYI
Disaggregation of Revenue [Line Items]
Total revenues	[1]	17,763	2,434	20,314	17,711
Operating Segments | Online advertising services | iQIYI
Disaggregation of Revenue [Line Items]
Total revenues	[2]	5,714	783	6,224	5,332
Operating Segments | Content distribution | iQIYI
Disaggregation of Revenue [Line Items]
Total revenues	[1]	2,847	390	2,459	2,562
Operating Segments | Others | Baidu Core
Disaggregation of Revenue [Line Items]
Total revenues	[1]	9,880	1,353	9,635	8,188
Operating Segments | Others | iQIYI
Disaggregation of Revenue [Line Items]
Total revenues	[1]	2,901	397	2,876	3,393
Intersegment Eliminations
Disaggregation of Revenue [Line Items]
Total revenues		¥ (812)	$ (111)	¥ (740)	¥ (754)

[1]	The revenues were presented as “Others” in the consolidated statements of comprehensive income.
[2]	The revenues were presented as “Online marketing services” in the consolidated statements of comprehensive income.